Credit Facilities	12 Months Ended
Jun. 30, 2019
Credit Facilities
Credit Facilities

Note 10 – Credit Facilities

Short term loans – banks

Outstanding balances on short-term bank loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2019	June 30, 2018

Shanghai Pudong Development (“SPD”) Bank Chongqing Nanbing Road Branch	April 22, 2020	6.09%	A security deposit of $109,221 and guaranteed by the CEO and certain members of the family and affiliate	$1,456,187	$1,510,004
Chongqing Rural Commercial Bank	December 6, 2019	6.74%	Guaranteed by the CEO and certain members of the family and affiliate	2,694,122	3,020,007
Chongqing Beibei Chouzhou Bank Co., Ltd.	January 20, 2020	6.96%	Guaranteed by GA Yongpeng’s properties recorded at RMB 36,626,600 (approximately $5.3 million) and Zeshu Dai’s 6.25% of stock right of GA Yongpeng recorded at RMB 1,250,000 (approximately $0.2 million)	364,071	—
Total				$4,514,380	$4,530,011

Loans from third parties

Outstanding balances of short term third-party loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2019	June 30, 2018

Sichuan Toucu Financial Information Services Co., Ltd	Various amounts due between November 2018 and December 2018 ($145,628 was repaid in August 2019, and the balance was extended to be due between November 2019 and December 2019)	9.0%	None	$407,758	$302,001
Chongqing Puluosi Small Mortgage Co., Ltd.	Various amounts due between November 2018 and January 2019 (Reached new repayment terms upon private settlement)*	12.0%	Guaranteed by the CEO and certain members of the family and affiliate	4,805,734	4,530,011
Chongqing Zhouyang Shipping Co., Ltd	December 28, 2019	18.0%	None	72,814	75,500
Mei Yang	October 10, 2019 (Renewed and to be due on October 10, 2020)	18.0%	None	43,688	—
Ping Wang	January 10, 2020	9.89%	None	48,057	—
Yuzhu Hu	November 30, 2019	14.4%	None	160,191	—
Yixuan Liu	September 11, 2019 (Renewed and to be due on March 11, 2020)	12.0%	None	87,377	—
Shuming Yang	September 20, 2019 (Renewed and to be due on March 20, 2020)	12.0%	None	174,754	—
Qin Cao	October 22, 2019 (Renewed and to be due on October 22, 2020)	24.0%	None	72,814	—
Maohua Xia	Various amounts due between August 2019 and September 2019 (Renewed and various amounts to be due between August 2020 and September 2020)	24.0%	None	223,848	—
Bangwei Zhu	May 2, 2020	12.0%	None	36,407	—
Mei Zhang	April 9, 2019 (Renewed and to be due on April 9, 2020)	24.0%	None	72,814	—
Total loans from third parties				$6,206,256	$4,907,512
Total non-current loans from a third party				(3,131,007)	—
Total current loans from third parties				$3,075,249	$4,907,512

*The Company settled the renewal terms of these past-due loans with the lender in September 2019. According to the renewal terms, the Company repaid $116,503 (RMB 800,000) in September 2019. Among the remaining balance, $101,940 (RMB 700,000) will be due by the end of October 2019, $728,141 (RMB 5,000,000) will be due on December 1, 2019, $728,141 (RMB 5,000,000) will be due on March 31, 2020, and $3,131,007 (RMB 21,500,000) with  interests will be due on August 30, 2020.

Short term loans – related parties

See Note 9.

Long-term loan - bank

The outstanding balance of long term bank loan consisted of the following:

		Weighted
		average
Lender	Maturity	interest rate	Collateral/Guarantee	June 30, 2019	June 30, 2018

Chongqing Dadukou Rongxing Village & Township Bank	September 20, 2020	12.0%	Guaranteed by CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family	$866,231	$981,502

Interest expense pertaining to the above loans for the years ended June 30, 2019, 2018 and 2017 amounted to $823,551  ($11,403 was for interest expense of loans – related parties), $1,243,708 and $632,160, respectively.